Other receivables	12 Months Ended
Dec. 31, 2021
Other receivables
Other receivables

18. Other receivables

Non-current

EURm	2021	2020
R&D tax credits and other indirect tax receivables	148	129
Deposits	47	47
Other	60	41
Total	255	217

Current

EURm	2021	2020
R&D tax credits, VAT and other indirect tax receivables	480	483
Divestment-related receivables	23	23
Deposits	22	19
Other	334	325
Total	859	850